Details of Significant Accounts - Summary of Principal Actuarial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	0.30%	0.70%
Future salary increases	2.00%	2.00%